Investment in Financial Assets	6 Months Ended
Jun. 30, 2025
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS

NOTE 5:- INVESTMENT IN FINANCIAL ASSETS

Share Purchase Agreement

On June 25, 2023, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and the leading parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Share Purchase Agreement, the Company invested NIS 2,500 (approximately $689) in cash, in exchange for ordinary shares, NIS 0.05 par value, of AutoMax (the “AutoMax Shares”) based on a price per share of NIS 0.5. As of June 30, 2025, the listed share price of AutoMax on the TASE was NIS 0.152 (December 31, 2024 – NIS 0.184), and the Company has recorded a loss in its statements of comprehensive loss of $27 on its investment.

Bridge Loan Agreement

On January 14, 2024, the Company entered, as a lender, into an agreement (the “Bridge Loan Agreement”) with AutoMax, pursuant to which AutoMax received from the Company a bridge loan (the “Bridge Loan”) in the amount of $1,400, further to the previously announced non-binding letter of intent for the Company to acquire AutoMax (the “AutoMax Acquisition”).

The Bridge Loan Agreement states that the principal amount of the Bridge Loan will bear interest at a rate of 7% per annum (or 9% per annum if the AutoMax Acquisition is not consummated prior to the repayment date), compounded annually. The Bridge Loan amount, together with any accrued interest (the “Owed Amount”), may be repaid in part or in whole at the discretion of AutoMax prior to the repayment date. The repayment of the Owed Amount will be due at the earlier date of: (a) the consummation of the Merger (as defined below), in which the Owed Amount shall be deemed a part of, and set-off against, the financing amount the Company will provide AutoMax with upon Closing, which is expected to be $4,250; or (b) if the definitive agreement for the AutoMax Acquisition is terminated in accordance with its terms, within three months from such termination date; or (c) July 15, 2024.

On June 9, 2024, the Company entered into an amendment (the “Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Amendment, the Company extended an additional loan in the amount of $1,000 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $2,400. In addition, the repayment date was amended such as that the Owed Amount will be due at the earlier date of: (a) the consummation of the Merger, in which the Owed Amount shall be deemed a part of, and set-off against, the financing amount the Company will provide AutoMax with upon Closing, which is expected to be $4,250; or (b) if the definitive agreement for the AutoMax Acquisition is terminated in accordance with its terms, within three months from such termination date.

On September 5, 2024, the Company entered into a second amendment (the “Second Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Second Amendment, the Company extended an additional loan in the amount of $1,850 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $4,250. In consideration for the loan amount, AutoMax established a first ranking fixed charge security interest on AutoMax’s shares of its wholly-owned subsidiary AutoMax Leasing Ltd. in favor of the Company.

On May 8, 2025, SciSparc entered into a third amendment to the Bridge Loan Agreement, pursuant to which, in addition to the already existing subordination of the Loan Amount to AutoMax’s Series B Bonds, the Bridge Loan will also be subordinated to AutoMax’s Series C Bonds, issued and traded on the TASE.

Additional Loan Agreement

On February 27, 2025, the Company entered into a loan agreement with AutoMax where a $2,000 loan was provided (the “Additional Loan Agreement” and “Additional Loan”). The Additional Loan bears an 8% annual interest rate and will be repaid in equal monthly installments of $50 and interest, with AutoMax retaining the option to make early repayment without penalties. As collateral, AutoMax pledged a first-ranking fixed charge on its subsidiary’s shares, in accordance with a fixed charge debenture.

Merger Agreement

On April 10, 2024, the Company and AutoMax entered into an Agreement and Plan of Merger, as amended on August 14, 2024, November 26, 2024, March 27, 2025, and on May 8, 2025 (the “Merger Agreement”), pursuant to which SciSparc Merger Sub Ltd., an Israeli limited company and the Company’s wholly-owned subsidiary was to merge with and into AutoMax, with AutoMax surviving as the Company’s wholly-owned subsidiary (the “Merger”). Pursuant to the Merger Agreement, the Company’s Ordinary Shares, as well as pre-funded warrants exercisable into Ordinary Shares, were to be issued to AutoMax’s shareholders at the effective time of the Merger, pursuant to the Exchange Ratio. Under the Exchange Ratio formula, immediately following the Merger, AutoMax’s shareholders and M.R.M were expected to own approximately 49.99% of the Company’s share capital, on a fully-diluted basis, subject to certain exceptions, and as further defined in the Merger Agreement, and the Company’s shareholders were expected to own approximately 50.01% of its share capital, on a fully-diluted basis, subject to certain exceptions. The Merger was unanimously approved by the boards of directors and shareholders of both companies. On August 14, 2024, the parties entered into the Merger Agreement Addendum, pursuant to which the right to terminate the Merger Agreement if the Merger was not consummated by August 30, 2024, was deferred to November 30, 2024. On November 26, 2024, the parties entered into the Merger Agreement Second Addendum, pursuant to which the right to terminate the Merger Agreement, if the Merger was not consummated by November 30, 2024, was deferred to March 31, 2025. On March 27, 2025, the parties entered into the Merger Agreement Third Addendum, pursuant to which the right to terminate the Merger Agreement, if the Merger was not consummated by March 31, 2025, was deferred to September 30, 2025, and the definition of “Exchange Ratio” was revised to remove the rounding to four decimal places of the Exchange Ratio. On May 8, 2025, the parties entered into the Merger Agreement Fourth Addendum, pursuant to which the definition of “Bondholders” was revised to include holders of AutoMax’s Series C Bonds. The Merger was expected to close in the third quarter of 2025, subject to the approval of the Company’s shareholders, approval of the AutoMax shareholders, including a separate approval by AutoMax shareholders who are not controlling shareholders of AutoMax or us, and court approval, as well as other customary conditions. On August 28, 2025, the Company announced that at an adjourned special general meeting of shareholders held on August 26, 2025, that its shareholders voted on and approved, among others, the proposed merger with AutoMax. On August 28, 2025, the Company announced that in a special general meeting, AutoMax’s shareholders voted on and approved the proposed merger with the Company.

During September 2025 and following an investigation by the Israeli Securities Authority and Israeli Police, three senior officials of AutoMax were arrested. Following these events, on October 6, 2025, the Company announced that it entered into a framework agreement with AutoMax to (i) mutually terminate the Merger Agreement; (ii) amend the terms of repayment of the Bridge Loan to be repaid in a one lump-sum payment on January 1, 2028; and (iii) amend the terms of repayment of the Additional Loan to be repaid in monthly installments starting on November 20, 2025, of $60 each and the interest of 8% per annum, compounded annually up to each actual payment date, in addition to the payment of all interest accrued on such loan from its effective date until November 20, 2025, in the sum of $114 (the “Framework Agreement”).

On October 24, 2025, AutoMax announced that an Israeli court decision, made on October 21, 2025, froze proceedings against AutoMax and appointed a trustee according to an application from local Israeli banks. According to the application, the total debt owed to the banks amount to over $50,000 (NIS 169 million). Following these events, the Bridge Loan and Additional Loan became due immediately (see Note 14).

The Company has evaluated the probabilities of recuperating the funds extended to AutoMax in respect of the Bridge Loan and the Additional Loan and has determined that there is a 90% probability that the Bridge Loan and the Additional Loan will not be returned to the Company. Accordingly, the Company recognized a loss on impairment of the loans in the amount of $5,973. As of June 30, 2025, the Bridge Loan and the Additional Loan amounts and accrued interest stand at $644.